Schedule of Investments ─ IQ Winslow Large Cap Growth ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Communication Services — 5.9%
Alphabet, Inc., Class C*	2,490	$290,433
Alphabet, Inc., Class A*	480	55,834

Total Communication Services		346,267

Consumer Discretionary — 21.9%
Amazon.com, Inc.*	1,546	208,633
Chipotle Mexican Grill, Inc.*	100	156,422
Dollar Tree, Inc.*	1,031	170,486
Hilton Worldwide Holdings, Inc.	847	108,475
Lululemon Athletica, Inc.*	345	107,126
McDonald's Corp.	371	97,710
NIKE, Inc., Class B	1,144	131,469
Starbucks Corp.	1,314	111,401
Tesla, Inc.*	220	196,119

Total Consumer Discretionary		1,287,841

Consumer Staples — 4.6%
Costco Wholesale Corp.	305	165,097
Estee Lauder Cos., Inc. (The), Class A	382	104,324

Total Consumer Staples		269,421

Energy — 1.4%
Schlumberger NV	2,307	85,428

Financials — 3.2%
Blackstone, Inc.	326	33,275
Moody's Corp.	236	73,219
MSCI, Inc.	165	79,421

Total Financials		185,915

Health Care — 18.8%
ABIOMED, Inc.*	356	104,312
Agilent Technologies, Inc.	768	102,989
AstraZeneca PLC ADR	810	53,646
Bio-Techne Corp.	218	83,991
IDEXX Laboratories, Inc.*	146	58,280
Intuitive Surgical, Inc.*	546	125,673
IQVIA Holdings, Inc.*	485	116,531
UnitedHealth Group, Inc.	379	205,547
Veeva Systems, Inc., Class A*	442	98,822
Zoetis, Inc.	853	155,715

Total Health Care		1,105,506

Industrials — 7.6%
CoStar Group, Inc.*	1,163	84,422
CSX Corp.	3,037	98,186
Deere & Co.	294	100,895
Union Pacific Corp.	730	165,929

Total Industrials		449,432

Information Technology — 34.1%
Accenture PLC, Class A	395	120,973
Adobe, Inc.*	152	62,338
Advanced Micro Devices, Inc.*	723	68,302
Analog Devices, Inc.	623	107,131
ASML Holding NV	241	138,440
Atlassian Corp. PLC, Class A*	165	34,538
Gartner, Inc.*	327	86,812
Intuit, Inc.	331	150,992
Mastercard, Inc., Class A	577	204,137
Microsoft Corp.	1,923	539,863
NVIDIA Corp.	647	117,514
Palo Alto Networks, Inc.*	167	83,350
ServiceNow, Inc.*	124	55,386
Visa, Inc., Class A(a)	1,106	234,594

Total Information Technology		2,004,370

Materials — 1.9%
Linde PLC	376	113,552

Total Common Stocks
(Cost $5,350,808)		5,847,732

Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.94%(b)
(Cost $35,793)	35,793	35,793

Total Investments — 100.0%
(Cost $5,386,601)		5,883,525
Other Assets and Liabilities, Net — (0.0)%(c)		(2,879)
Net Assets — 100.0%		$5,880,646

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $181,990; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $185,013.
(b)	Reflects the 7-day yield at July 31, 2022.
(c)	Less than 0.05%.

Abbreviations
ADR	- American Depositary Receipts

Schedule of Investments ─ IQ Winslow Large Cap Growth ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,847,732	$–	$–	$5,847,732
Short-Term Investment:
Money Market Fund	35,793	–	–	35,793
Total Investments in Securities	$5,883,525	$–	$–	$5,883,525

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.